Investments, at Fair Value - Amortized Cost vs Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis	$ 2,685	$ 66,998	$ 79,619
Gross Unrealized Gains	1,452	18,780	1,445
Gross Unrealized Losses	(1,060)	(8,880)	(2,771)
Fair Value	3,077	76,898	78,293
Corporate debt securities (L Bonds)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis		64,313	76,934
Gross Unrealized Gains		17,433	132
Gross Unrealized Losses		(7,924)	(2,771)
Fair Value		73,822	74,295
Other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis	2,685	2,685	2,685
Gross Unrealized Gains	1,452	1,347	1,313
Gross Unrealized Losses	(1,060)	(956)	0
Fair Value	$ 3,077	$ 3,076	$ 3,998